Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventories at December 31, consisted of the following:

(in thousands)	2023	2022
Raw materials	$43,071	$38,611
Finished units	4,335	2,419
Inventories	$47,406	$41,030